Long-term Investments, Net - Summary of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 45,000	$ 6,562	¥ 36,000
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 45,000	$ 6,562	¥ 36,000